Report for the Calendar Year or Quarter Ended:	March 31, 2013
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		May 6, 2013

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$336,228
List of Other Managers Included:		NONE

















ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
APPLE
COM
037833100
6450
14570
14570
14570
D
AT&T
COM
00206R102
238
6491
6491
6491
D
BOEING
COM
097023105
305
3550
3550
3550
D
CERNER CORPORATION
COM
156782104
7514
79307
79307
79307
D
CHEVRON-TEXACO CORP
COM
166764100
475
4000
4000
4000
D
CHUBB CORPORATION
COM
171232101
11006
125742
125742
125742
D
COLUMBIA ACORN FUND
COM
197199409
213
6364
6364
6364
D
COMMUNITY TRUST BANCORP
COM
204149108
203
5962
5962
5962
D
CONOCOPHILLIPS
COM
20825C104
11905
198091
198091
198091
D
CSX CORPORATION
COM
126408103
10627
431458
431458
431458
D
DIAGEO PLC
COM
25243Q205
7258
57676
57676
57676
D
DISNEY (THE WALT) CO.
COM
254687106
12167
214200
214200
214200
D
EBAY
COM
278642103
10311
190168
190168
190168
D
EXPRESS SCRIPTS
COM
30219G108
11764
204167
204167
204167
D
EXXON MOBIL CORP
COM
30231G102
12938
143580
143580
143580
D
GOOGLE, INC.
COM
38259P508
13831
17415
17415
17415
D
ILLINOIS TOOL WORKS INC
COM
452308109
6581
107994
107994
107994
D
INT'L BUSINESS MACHINES
COM
459200101
245
1150
1150
1150
D
IROBOT CORPORATION
COM
462726100
4115
160364
160364
160364
D
JOHNSON & JOHNSON
COM
478160104
15506
190192
190192
190192
D
MCDONALD'S CORP
COM
580135101
15625
156732
156732
156732
D
MEDTRONIC INC
COM
585055106
8334
177463
177463
177463
D
MERCK & CO.
COM
58933Y105
319
7222
7222
7222
D
NATIONAL OILWELL VARCO
COM
637071101
10078
142445
142445
142445
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
257
4350
4350
4350
D
NOVARTIS AG
COM
66987V109
14219
199590
199590
199590
D
OMNICOM GROUP
COM
681919106
10735
182257
182257
182257
D
ORACLE CORPORATION
COM
68389X105
10145
313783
313783
313783
D
PAYCHEX, INC.
COM
704326107
10583
301861
301861
301861
D
PEPSICO
COM
713448108
15375
194346
194346
194346
D
PFIZER INC
COM
717081103
860
29812
29812
29812
D
PHILIP MORRIS INT'L
COM
718172109
218
2350
2350
2350
D
PROCTER & GAMBLE
COM
742718109
14928
193720
193720
193720
D
ROCKWELL AUTOMATION INC.
COM
773903109
6516
75462
75462
75462
D
S&P BIOTECH INDEX
COM
78464A870
6956
69645
69645
69645
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
382
2437
2437
2437
D
STATE STREET CORP
COM
857477103
10702
181116
181116
181116
D
STRYKER
COM
863667101
12394
189979
189979
189979
D
SYSCO CORPORATION
COM
871829107
10813
307454
307454
307454
D
THERMO FISHER SCIENTIFIC
COM
883556102
10489
137125
137125
137125
D
UNITED TECHNOLOGIES CORP
COM
913017109
10781
115391
115391
115391
D
US BANCORP
COM
902973304
391
11521
11521
11521
D
VANGUARD STAR FD #56
COM
921909107
761
34771
34771
34771
D
3M COMPANY
COM
88579Y101
10607
99771
99771
99771
S
REPORT SUMMARY
46
RECORDS
336228
0
OTHER MANAGERS